Expense Example, No Redemption - First Trust Active Factor Large Cap Growth ETF fka MMLG - First Trust Active Factor Large Cap Growth ETF	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 66
Expense Example, No Redemption, 3 Years	208
Expense Example, No Redemption, 5 Years	362
Expense Example, No Redemption, 10 Years	$ 810